Accrued expenses (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of transactions between related parties [line items]
Suppliers	$ 15,193	$ 15,938
Accrued interest	5,156	4,282
Accrued short-term employee benefits	3,908	11,231
Other accrued expenses	71	21
Accrued expenses	24,906	32,193
Other related parties
Disclosure of transactions between related parties [line items]
Accrued expenses to related parties	578	721
Other related parties | Amounts due to a port agent - related party
Disclosure of transactions between related parties [line items]
Accrued expenses to related parties	417	313
Other related parties | Scorpio Ship Management S.A.M. (SSM)
Disclosure of transactions between related parties [line items]
Accrued expenses to related parties	161	33
Other related parties | Scorpio MR Pool Limited
Disclosure of transactions between related parties [line items]
Accrued expenses to related parties	$ 0	$ 375